Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Employer's contributions	$ 352	$ 355
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(741)	104	$ (546)
Net defined benefit asset (liability)	(741)	104	(546)
Service cost - benefits earned	326	407	439
Net interest cost (income) on net defined benefit liability (asset)	(13)	8	22
Past service cost (credit)	1		(9)
Defined benefit administrative expenses	10	10	10
Total expense	$ 324	$ 425	$ 462
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%
Weighted-average rate of compensation increase	2.57%	2.54%	2.54%
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 6,539	$ 7,082	$ 6,805
Obligations/Asset included due to The Retirement Benefit Plan merger		6
Service cost - benefits earned	326	407	439
Net interest cost (income) on net defined benefit liability (asset)	240	217	196
Remeasurement (gain) loss - financial	1,565	(969)	(148)
Remeasurement (gain) loss - demographic			25
Remeasurement (gain) loss - experience	83	22	(15)
Members' contributions	107	104	80
Benefits paid	(303)	(330)	(291)
Past service cost (credit)	1		(9)
Defined benefit obligation at end of year	8,558	6,539	7,082
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,643	6,536	5,823
Obligations/Asset included due to The Retirement Benefit Plan merger		10
Net interest cost (income) on net defined benefit liability (asset)	253	209	174
Remeasurement gain (loss) - return on plan assets less interest income	773	(231)	195
Members' contributions	107	104	80
Employer's contributions	352	355	565
Benefits paid	(303)	(330)	(291)
Defined benefit administrative expenses	(8)	(10)	(10)
Defined benefit obligation at end of year	7,817	6,643	6,536
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(620)	(535)	(558)
Net defined benefit asset (liability)	(620)	(535)	(558)
Service cost - benefits earned	14	15	16
Net interest cost (income) on net defined benefit liability (asset)	20	18	17
Total expense	$ 34	$ 33	$ 33
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.07%	4.10%	3.60%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%
Principal non-pension post-retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 535	$ 558	$ 568
Service cost - benefits earned	14	15	16
Net interest cost (income) on net defined benefit liability (asset)	20	18	17
Remeasurement (gain) loss - financial	92	(42)
Remeasurement (gain) loss - demographic	(26)		(42)
Remeasurement (gain) loss - experience		2	15
Benefits paid	(15)	(16)	(16)
Defined benefit obligation at end of year	620	535	558
Principal non-pension post-retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions	15	16	16
Benefits paid	(15)	(16)	(16)
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(989)	(836)	(895)
Effect of asset limitation and minimum funding requirement	(13)	(13)
Net defined benefit asset (liability)	(1,002)	(849)	(895)
Service cost - benefits earned	9	10	11
Net interest cost (income) on net defined benefit liability (asset)	33	30	31
Past service cost (credit)	(30)	3
Defined benefit administrative expenses	6	4	4
Total expense	$ 18	$ 47	$ 46
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.12%	4.37%	3.74%
Weighted-average rate of compensation increase	1.00%	1.03%	1.14%
Other pension and retirement plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 2,569	$ 2,750	$ 2,863
Service cost - benefits earned	9	10	11
Net interest cost (income) on net defined benefit liability (asset)	106	96	95
Remeasurement (gain) loss - financial	430	(190)	(27)
Remeasurement (gain) loss - demographic	2	(8)	13
Remeasurement (gain) loss - experience	6	14	1
Benefits paid	(143)	(137)	(138)
Change in foreign currency exchange rate	(1)	31	(68)
Past service cost (credit)	(30)	3
Defined benefit obligation at end of year	2,948	2,569	2,750
Other pension and retirement plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,733	1,855	1,895
Net interest cost (income) on net defined benefit liability (asset)	73	66	64
Remeasurement gain (loss) - return on plan assets less interest income	205	(109)	59
Employer's contributions	96	37	37
Benefits paid	(143)	(137)	(138)
Change in foreign currency exchange rate	(1)	27	(58)
Defined benefit administrative expenses	(4)	(6)	(4)
Defined benefit obligation at end of year	$ 1,959	$ 1,733	$ 1,855